Property and Equipment (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	$ 138	$ 109
Accumulated depreciation	(80)	(38)
Property, and equipment, net	59	71
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	49	49
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	14	14
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	$ 75	$ 46